Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

On April 25, 2022, the Company acquired RE2, Inc., a Pittsburgh, PA based developer of manipulator arms with human-like performance, intuitive robot interfaces, and advanced autonomy capabilities for use in any environment. At closing, the Company paid approximately $30 million in cash, net of cash acquired, issued approximately 10.8 million shares of Common Stock and assumed certain outstanding options to acquire RE2 common stock which, following such assumption, represent rights to acquire 3.9 million shares of Common Stock. The Company is in the process of allocating the purchase price to the acquired assets and liabilities based upon their estimated fair values as of the closing date of the acquisition.

15. Subsequent events

On March 28, 2022, the Company filed a current report on form 8-K and press release announcing that the Company had reached a definitive agreement to acquire RE2, Inc., a Pittsburgh, PA based developer of manipulator arms with human-like performance, intuitive robot interfaces, and advanced autonomy capabilities for use in any environment. The aggregate consideration for the acquisition of RE2, Inc. will be approximately $100.0 million, subject to customary purchase price adjustments for cash, net working capital and indebtedness. The consideration for the acquisition of RE2, Inc. will be comprised of approximately $30.0 million in cash, which the Company expects to fund with cash on hand, and approximately $70.0 million in shares of the Company's common stock. The number of shares of  common stock to be issued in the acquisition of RE2, Inc. will be based on the volume weighted-average price per share over a 10-day trading period ending on the third business day prior to the closing and is subject to a collar, with a floor of $5.00 per share and a ceiling of $9.00 per share. The acquisition of RE2, Inc. is subject to certain customary and other closing conditions, and is expected to close during the second quarter of 2022.